Financial risk management: Exchange rate risk (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial risk management:
Asset	$ 70,919,521	$ 65,830,728
Liability	(21,903,914)	(20,060,672)
Exchange rate risk
Financial risk management:
Asset	372,991	124,656
Liability	(5,520)	(7,580)
Net Monetary Assets	$ 367,471	$ 117,076